Share based payment arrangements - Summarized Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revenue	€ 21,567	€ 24,602	€ 26,009
Loss for the period	(15,481)	(13,978)	(8,747)
Other comprehensive income	933	(577)	(61)
Total comprehensive loss	(14,548)	(14,555)	(8,808)
Loss allocated to NCI	(142)	€ (264)	€ (36)
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revenue	2,179
Loss for the period	(473)
Total comprehensive loss	(473)
Loss allocated to NCI	€ (142)